Fixed Assets, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Fixed assets, net

Note 9 – Fixed assets, net

Fixed assets consist of the following:

	As of December 31,
	2018	2017

Equipment	$1,923,817	$1,922,984
Software	2,634,466	993,534
Leasehold Improvement	435,191	392,079
Less: accumulated depreciation and amortization	(2,645,271)	(1,885,781)
Total	$2,348,203	$1,422,816

Depreciation and amortization expense for the years ended December 31, 2018, 2017, and 2016 amounted to $660,483, $612,563, and $908,412 respectively.